ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable [Text Block]
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Accounts receivable	117,469	731,839	1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(75,617)
Current assets:	113,155	704,968	941,798

An analysis of the allowance for doubtful accounts is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Balance at the beginning of year	12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	—	—	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	—	(16)
Write back on allowance for doubtful accounts	—	—	(675)	—
Disposal of subsidiaries	(7,824)	(48,746)	—	—
Balance at the end of year	4,314	26,871	75,617	73,292

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

In 2010, the Group entered into a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) (see note 9) in which certain accounts receivable were transferred with recourse to BOC. Under the factoring agreement, BOC pays an amount net of discount to the Group and collects the factored accounts receivable balances directly from customers. The discount costs 2.7% to 3.4% of the balance transferred and are included in “interest expense”. The Group records the transfers of accounts receivable pursuant to the factoring agreement as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. As of December 31, 2012 and 2011, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.

For the years ended December 31, 2012, 2011 and 2010, the Group received proceeds from the sale of accounts receivable amounting to RMB677,397 (USD108,730), RMB660,230 and RMB455,437, respectively. In addition, the Group recorded interest expense amounting to RMB6,323 (USD1,015), RMB4,720 and RMB1,852 in respect of the accounts receivable factored for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, 2011 and 2010, outstanding accounts receivable factored with banks for which the Group has retained a recourse obligation amounted to RMB278,252 (USD44,663), RMB259,309 and RMB188,042, respectively.